Retirement Plans (Schedule of Benefit Obligation, Plan Assets and Funded Status of Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Pension Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year	$ 501.7	$ 533.2
Service cost	5.1	5.0	5.0
Interest cost	19.6	18.2	21.2
Employee contributions	0.6	0.3
Actuarial (gain) loss	60.0	(24.0)
Benefits and administrative expenses paid	(21.9)	(21.9)
Plan amendments	0	(9.0)
Plan settlements	(17.6)	(24.2)
Plan combinations	0	18.4
Currency translation	(9.1)	5.7
Projected benefit obligations at end of year	538.4	501.7	533.2
Change in plan assets:
Fair value of plan assets at beginning of year	456.0	432.0
Actual return on plan assets	59.7	17.3
Employer contributions	4.9	44.4
Employee contributions	0.6	0.3
Benefits and administrative expenses paid	(21.9)	(21.9)
Plan settlements	(17.6)	(24.2)
Plan combinations	0	2.3
Currency translation	(8.1)	5.8
Fair value of plan assets at end of year	473.6	456.0	432.0
Funded status at end of year	(64.8)	(45.7)
Postretirement Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year	53.2	80.3
Service cost	0.1	0.1	0.1
Interest cost	2.1	2.4	3.1
Employee contributions	0	0
Actuarial (gain) loss	0.5	(9.3)
Benefits and administrative expenses paid	(3.9)	(3.8)
Plan amendments	0	(16.5)
Plan settlements	0	0
Plan combinations	0	0
Currency translation	0	0
Projected benefit obligations at end of year	52.0	53.2	80.3
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	3.9	3.8
Employee contributions	0	0
Benefits and administrative expenses paid	(3.9)	(3.8)
Plan settlements	0	0
Plan combinations	0	0
Currency translation	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	$ (52.0)	$ (53.2)